Pension And Other Postretirement Benefits (Amortization Schedule Of Prior Service Costs) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
Dec. 31, 2013
Postretirement Benefits [Abstract]
Outstanding Balance	$ (10,157,685)
Annual Amortization	(2,397,661)
Lifetime Maximums [Member]
Postretirement Benefits [Abstract]
Date established	Dec. 31, 2009
Initial Amount	(268,983)
Initial Period	5 years 3 months 18 days
Outstanding Balance	(65,975)
Annual Amortization	(50,752)
Humboldt new benefit structure [Member]
Postretirement Benefits [Abstract]
Date established	Dec. 31, 2013
Initial Amount	(10,091,710)
Initial Period	4 years 3 months 18 days
Outstanding Balance	(10,091,710)
Annual Amortization	$ (2,346,909)